Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities by category
	Loans and receivables		FVTPL		Available for sale		Other financial liabilities		Total
At December 31, 2017	$		$		$		$		$
Financial assets
Cash and cash equivalents		23,878		-		-		-		23,878
Trade receivables (1)		20,613		-		-		-		20,613
Total Financial assets		44,491		-		-		-		44,491

Financial liabilities
Accounts payable		-		-		-		19,004		19,004
Loans payable		-		-		-		64,860		64,860
Total Financial liabilities		-		-		-		83,864		83,864

	Loans and receivables	FVTPL	Available for sale	Other financial liabilities	Total
At December 31, 2016	$	$	$	$	$
Financial assets
Cash and cash equivalents	42,145	-	-	-	42,145
Trade receivables (1)	12,840	-	-	-	12,840
Total Financial assets	54,985	-	-	-	54,985

Financial liabilities
Accounts payable	-	-	-	18,428	18,428
Loans payable	-	-	-	78,682	78,682
Total Financial liabilities	-	-	-	97,110	97,110

Schedule of fair value measurements of assets

	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Recurring measurements	$	$	$	$	$	$	$	$
Trade receivables (1)	-	20,613	-	20,613	-	12,840	-	12,840
	-	20,613	-	20,613	-	12,840	-	12,840

(1)Trade receivables exclude sales and income tax receivables.

Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks

	December 31, 2017
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	132	167	634	933
Income tax and other receivables	158	9,618	918	10,694
	290	9,785	1,552	11,627

Accounts payable and other liabilities	(1,461)	(30,674)	(21,838)	(53,973)

Total	(1,171)	(20,889)	(20,286)	(42,346)

	December 31, 2016
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	244	67	1,857	2,168
Income tax and other receivables	411	8,933	457	9,801
	655	9,000	2,314	11,969

Accounts payable and other liabilities	(1,086)	(24,234)	(12,539)	(37,859)

Total	(431)	(15,234)	(10,225)	(25,890)

Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks
	2017	2016
Commodity	$	$

10% decrease in silver prices	(27)	(32)
10% decrease in copper prices	(456)	(213)
10% decrease in lead prices	(1)	(1)
10% decrease in gold prices	(87)	(84)

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks
	December 31,	December 31,
	2017	2016
	$	$
Cash and cash equivalents	23,878	42,145
Trade receivables	20,613	12,840
	44,491	54,985

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedule of remaining contractual maturities and undiscounted cash flows

	Within 1 year	1-2 years	2-5 years	After 5 years	Total	As at December 31, 2017
	$	$	$	$	$	$

Accounts payable and accrued liabilities	32,319	-	-	-	32,319	32,319
Loans payable	28,770	7,520	28,430	-	64,720	64,860
Interest on loans payable	207	197	250	-	654	777
Other liabilities	8,579	1,113	-	-	9,692	9,692
Total Commitments	69,875	8,830	28,680	-	107,385	107,648